Long-term debt-Principal payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long Term Debt by Maturity [Abstract]
2015	$ 192,951
2016	185,259
2017	227,259
2018	557,946
2019	60,396
2020 and thereafter	296,130
Total	$ 1,519,941	$ 1,867,576